Inventory	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Inventory
5.	Inventory

	April 30, 2022 $	October 31, 2021 $

Raw material	2,983,005	850,416
Finished goods	387,204	347,391

	3,370,209	1,197,807

The cost of inventories recognized as an expense during the three and six months ended April 30, 2022 was $4,545,610 and $6,991,992, respectively (three and six months ended April 30, 2021:$1,309,159 and $2,490,731).
The cost of inventories recognized as an expense during the three and six months ended April 30, 2022 includes a write down of $26,775 and $401,797, respectively, for finished goods and a write down of $113,395 and $398,890, respectively, for raw materials (three and six months ended April 30, 2021: write down of $697,811 and $1,065,233 for finished goods and write down of $0 and $53,757 for raw materials) in respect of adjustments of inventory to net realizable value. Net realizable value of inventory is calculated as the estimated consideration under provisional pricing arrangements less the estimated cost of completion and the estimated costs necessary to make the sale.

6.	Inventory

	October 31, 2021	October 31, 2020
	$	$
Raw material	850,416	140,419
Finished goods	347,391	39,575

	1,197,807	179,994

The cost of inventories recognized as an expense during the twelve months ended October 31, 2021 was $8.55 million (twelve months ended October 31, 2020: $0.82 million).
The cost of inventories recognized as an expense during the twelve months ended October 31, 2021 includes a write down of $2,316,936 for finished goods and write down of $552,429 for raw materials (twelve months ended October 31, 2020: $4,360 for finished goods and $53,764 for raw materials) in respect of adjustments of inventory to net realizable value. Net realizable value of inventory is calculated as the estimated consideration under provisional pricing arrangements less the estimated cost of completion and the estimated costs necessary to make the sale
.